Income statement analysis - Summary of non-operating income and expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest and other income
Other income	$ 673	$ 355	$ 423
Finance income	1,103	581	663
Currency exchange losses charged to the income statementa	160	345	38
Expenditure on research and development	274	266	332
Finance costs
Interest payable on lease liabilities	245	288	337
Interest costs capitalised	464	287	345
Other finance cost	43	145	0
Expense due to unwinding of discount on provisions	369	391	437
Expense Due To Unwinding Of Other Payables Measured At Amortized Cost	440	500	520
Finance costs	$ 2,703	$ 2,857	$ 3,115
Capitalisation rate of borrowing costs eligible for capitalisation	3.56%	2.63%	2.75%
Interest Expense, Repayment Of Borrowings	$ (37)	$ 195	$ 158
Tax relief on capitalized interest	108	66	83
Measured at amortized cost
Interest and other income
Interest income	371	221	215
Financial assets at fair value, class [member]
Interest and other income
Interest income	59	5	25
Financial liabilities at amortised cost, class [member]
Finance costs
Interest payable on other liabilities measured at amortized cost	2,070	1,820	2,166
Gulf of Mexico Oil Spill
Interest and other income
Costs relating to Gulf of Mexico oil spill, pre-interest and tax	$ 84	$ 70	$ 255